TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Capesize Vessels [Member]	Dec. 31, 2013 Discontinued Operations - VLCC [Member]	Mar. 31, 2014 Battersea [Member]	Dec. 31, 2013 Battersea [Member]
Number of vessels disposed of		3
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	$ 12,081,000	$ 1,926,000	$ 226,000	$ 1,900,000	$ 7,400,000
Additions charged to income	226,000	10,634,000	1,700,000
Allowance for doubtful accounts balance	9,317,000	12,081,000	1,926,000	1,900,000	7,400,000
Proceeds from Legal Settlements						170,000	756,000
Claims for damages against charterers	59,000,000						17,000,000
Bad debt write off	2,990,000
Release of Allowance for Doubtful Accounts		$ (479,000)	$ 0